Net Income Per Share - Schedule of Calculation of Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net income attributable to Sunlands Technology Group used in basic and diluted net income per share:
Net Income (Loss)	¥ 342,082	$ 46,866	¥ 640,830	¥ 643,959
Denominator:
Weighted average ordinary shares outstanding used in computing basic net (loss)/income per share	6,824,824	6,824,824	6,899,456	6,840,079
Weighted average ordinary shares outstanding used in computing diluted net (loss)/income per share	6,824,824	6,824,824	6,899,456	6,840,079
Net income per share
Basic | (per share)	¥ 50.12	$ 6.87	¥ 92.88	¥ 94.14
Diluted | (per share)	¥ 50.12	$ 6.87	¥ 92.88	¥ 94.14